UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.25%
Auto Components - 2.69%
Gentex Corp.	34,600	$1,230,376
Beverages - 2.82%
Monster Beverage Corp. (a)	11,500	1,289,725
Capital Markets - 5.30%
Eaton Vance Corp.	28,400	1,186,836
SEI Investments Co.	24,400	966,972
Waddell & Reed Financial, Inc.	5,600	269,248
		2,423,056
Chemicals - 6.21%
Airgas, Inc.	9,600	1,110,048
Albemarle Corp.	6,400	377,856
Sherwin-Williams Co.	5,500	1,346,730
		2,834,634
Commercial Services & Supplies - 7.59%
Copart, Inc. (a)	32,100	1,166,514
Rollins, Inc.	41,000	1,333,730
Stericycle, Inc. (a)	7,500	966,900
		3,467,144
Distributors - 2.28%
LKQ Corp. (a)	35,800	1,039,990

Electronic Equipment, Instruments & Components - 4.39%
IPG Photonics Corp. (a)	15,000	1,081,350
Trimble Navigation Ltd. (a)	32,900	925,313
		2,006,663
Energy Equipment & Services - 3.78%
Cameron International Corp. (a)	16,500	846,120
Oceaneering International, Inc.	14,000	877,940
		1,724,060
Food Products - 4.94%
Flowers Foods, Inc.	50,000	975,000
WhiteWave Foods Co. (a)	35,000	1,282,050
		2,257,050
Health Care Equipment & Supplies - 9.63%
Edwards Lifesciences Corp. (a)	7,000	907,760
IDEXX Laboratories, Inc. (a)	12,700	1,896,745
ResMed, Inc.	30,000	1,596,000
		4,400,505
Health Care Providers & Services - 2.72%
MEDNAX, Inc. (a)	19,000	1,243,740
Household Products - 2.52%
Church & Dwight Co., Inc.	15,000	1,150,650
IT Services - 3.97%
Jack Henry & Associates, Inc.	29,500	1,813,070
Life Sciences Tools & Services - 2.38%
Mettler-Toledo International, Inc. (a)	3,700	1,085,062
Machinery - 3.02%
Valmont Industries, Inc.	10,200	1,379,244
Multiline Retail - 1.20%
Dollar Tree, Inc. (a)	8,000	546,880
Oil, Gas & Consumable Fuels - 3.36%
Continental Resources, Inc. (a)	14,400	590,112
EQT Corp.	10,400	946,192
		1,536,304
Road & Rail - 2.58%
JB Hunt Transport Services, Inc.	14,300	1,180,179
Semiconductors & Semiconductor Equipment - 5.55%
Analog Devices, Inc.	9,000	491,760
Linear Technology Corp.	23,000	1,058,690
Microchip Technology, Inc.	21,800	984,270
		2,534,720
Software - 7.23%
FactSet Research Systems, Inc.	10,500	1,439,130
Red Hat, Inc. (a)	30,000	1,864,499
		3,303,629
Specialty Retail - 5.75%
PetSmart, Inc.	10,100	795,476
Tractor Supply Co.	23,800	1,830,934
		2,626,410

Trading Companies & Distributors - 2.34%
MSC Industrial Direct Co., Inc.	13,750	1,067,963
TOTAL COMMON STOCKS (Cost $33,630,949)		$42,141,054

	Shares	Value
EXCHANGE TRADED FUNDS - 5.57%
Guggenheim S&P Midcap 400 Pure Growth ETF	10,000	1,228,200
SPDR S&P MidCap 400 EFT Trust	5,000	1,314,600
TOTAL EXCHANGE TRADED FUNDS (Cost $2,484,743)		2,542,800

SHORT-TERM INVESTMENTS - 2.24%
Other Investment Pools and Funds - 2.24%
Fidelity Institutional Money Market Portfolio, 0.047% (b)	1,023,999	1,023,999
TOTAL SHORT-TERM INVESTMENTS (Cost $1,023,999)		1,023,999

Total Investments (Cost $37,139,691) - 100.06%		45,707,853
Liabilities in Excess of Other Assets - (0.06%)		(29,371)
TOTAL NET ASSETS - 100.00%		$45,678,482

(a) Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate as of November 30, 2014.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments		$37,139,691
Gross unrealized appreciation		$9,492,889
Gross unrealized depreciation		$924,727
Net unrealized appreciation		$8,568,162

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$42,141,054	-	-	$42,141,054
Exchange Traded Funds	$2,542,800			$2,542,800
Total Equity	44,683,854	-	-	$44,683,854
Short-Term Investments	1,023,999	-	-	1,023,999
Total Investments in Securities	$45,707,853	$-	$-	$45,707,853

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended November 30, 2014.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.14%
Aerospace & Defense - 2.69%
United Technologies Corp.	42,000	$4,623,360
Air Freight & Logistics - 2.62%
CH Robinson Worldwide, Inc.	61,000	4,498,140
Banks - 3.39%
Wells Fargo & Co.	107,000	5,829,360
Beverages - 2.86%
PepsiCo, Inc.	49,000	4,904,900
Biotechnology - 3.68%
Gilead Sciences, Inc. (a)	63,000	6,320,160
Capital Markets - 3.50%
Franklin Resources, Inc.	41,000	2,331,260
T. Price Rowe Group, Inc.	44,000	3,672,680
		6,003,940
Chemicals - 9.56%
Albemarle Corp.	54,000	3,188,160
LyondellBasell Industries (b)	43,000	3,390,980
Monsanto Co.	50,000	5,995,500
Praxair, Inc.	30,000	3,851,400
		16,426,040
Diversified Telecommunication Services - 6.20%
AT&T, Inc.	145,000	5,130,100
Verizon Communications, Inc.	109,000	5,514,310
		10,644,410
Electric Utilities - 5.15%
Southern Co.	110,000	5,217,300
Westar Energy, Inc.	93,000	3,635,370
		8,852,670
Energy Equipment & Services - 5.24%
National Oilwell Varco, Inc.	51,000	3,419,040
Schlumberger Ltd. (b)	65,000	5,586,750
		9,005,790
Food & Staples Retailing - 6.42%
CVS Caremark Corp.	67,000	6,121,120
Wal-Mart Stores, Inc.	56,000	4,902,240
		11,023,360
Food Products - 0.95%
General Mills, Inc.	31,000	1,635,250
Health Care Providers & Services - 2.45%
McKesson Corp.	20,000	4,215,200
Hotels, Restaurants & Leisure - 4.98%
McDonald's Corp.	47,000	4,550,070
Starbucks Corp.	49,000	3,979,290
		8,529,360
Industrial Conglomerates - 4.70%
General Electric Co.	305,000	8,079,450
Insurance - 3.03%
Aflac, Inc.	87,000	5,196,510
IT Services - 2.26%
Cognizant Technology Solutions Corp. (a)	72,000	3,887,280
Media - 3.95%
Comcast Corp.	119,000	6,787,760
Multiline Retail - 1.42%
Target Corp.	33,000	2,442,000
Multi-Utilities - 2.88%
Wisconsin Energy Corp.	100,000	4,940,000
Oil, Gas & Consumable Fuels - 3.73%
Exxon Mobil Corp.	40,000	3,621,600
Occidental Petroleum Corp.	35,000	2,791,950
		6,413,550
Pharmaceuticals - 3.09%
Johnson & Johnson	49,000	5,304,250
Software - 2.12%
Citrix Systems, Inc. (a)	55,000	3,647,050
Specialty Retail - 3.82%
Home Depot, Inc.	66,000	6,560,400
Technology Hardware, Storage & Peripherals - 2.39%
EMC Corp.	135,000	4,097,250
Water Utilities - 2.06%
Aqua America, Inc.	133,000	3,535,140
TOTAL COMMON STOCKS (Cost $126,202,775)		$163,402,580

	Shares	Value

EXCHANGE TRADED FUNDS - 4.28%
Health Care Select Sector SPDR Fund	21,000	1,461,390
Vanguard InformationTechnology ETF	55,000	5,889,400
TOTAL EXCHANGE TRADED FUNDS (Cost $6,881,873)		7,350,790

SHORT-TERM INVESTMENTS - 0.41%
Other Investment Pools and Funds - 0.41%
Fidelity Institutional Money Market Portfolio, 0.047% (c)	711,905	711,905
TOTAL SHORT-TERM INVESTMENTS (Cost $711,905)		711,905

Total Investments (Cost $133,796,553) - 99.83%		171,465,275
Other Assets in Excess of Liabiliies - 0.17%		300,313
TOTAL NET ASSETS - 100.00%		$171,765,588

(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security; the rate shown represents the rate as of November 30, 2014.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments		$133,796,553
Gross unrealized appreciation		$38,289,000
Gross unrealized depreciation		$620,278
Net unrealized appreciation		$37,668,722

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures”
(“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of
Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly”
(“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$163,402,580	-	-	$163,402,580
Exchange Traded Funds	$7,350,790			$7,350,790
Total Equity	170,753,370	-	-	$170,753,370
Short-Term Investments	711,905	-	-	711,905
Total Investments in Securities	$171,465,275	$-	$-	$171,465,275

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Fund held no Level 3 securities during the period ended November 30, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2014 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. There were no transfers between Levels during the period ended November 30, 2014.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel,  President

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                             John Buckel, President

Date January 19, 2015

By (Signature and Title)* /s/ Jennifer Lima
                                             Jennifer Lima, Treasurer

Date January 19, 2015

* Print the name and title of each signing officer under his or her signature.